UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-6742

MONARCH FUNDS

3435 STELZER ROAD COLUMBUS, OH	43219

JACK J. SINGER

MONARCH INVESTMENT ADVISORS, LLC

950 CORONADO DRIVE

ARCADIA, CA 91007

626-447-4717

Date of fiscal year end: August 31

Date of reporting period: September 1, 2007 - August 31, 2008

Item 1.	Reports to Stockholders.

AUGUST 31, 2008

DAILY ASSETS TREASURY FUND

DAILY ASSETS GOVERNMENT FUND

DAILY ASSETS CASH FUND

ANNUAL REPORT

MONARCH FUNDS

MONARCH FUNDS

A Message to Our Shareholders

August 31, 2008

Dear Shareholders:

Since our February 29, 2008 semi-annual report, the U.S. financial landscape has undergone historic changes. Starting with the deterioration in the mortgage securities market and most recently culminating in the de-leveraging of the bank and investment banking industry and the massive government rescue efforts to support the U.S. financial system, we have experienced events that were unimaginable a few months ago.

We are pleased to inform you that throughout this turmoil the Monarch Daily Assets series of money market funds (“Monarch Funds”) have achieved competitive returns and maintained a $1 net asset value per share.

Our investment approach throughout this tumultuous time period has been and will continue to be focused on maintaining the highest credit quality in our portfolios consistent with providing our investors with a competitive return. Since the inception of the Monarch Funds sixteen years ago, we have remained committed to maintaining a $1.00 net asset value per share, providing daily liquidity and competitive returns through the skilled and prudent portfolio management our shareholders have come to expect. We thank all of our investors and the financial intermediaries we serve for their continued support. Please feel free to call us with your questions or comments at (800) 754-8757.

Monarch Funds

Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, and is not endorsed or guaranteed by any bank or any affiliate of a bank. Foreside Fund Services, LLC, distributor.

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus, a copy of which may be obtained by calling (800) 754-8757 or visiting the Fund’s website at www.monarchadvisors.com. Please read the prospectus carefully before investing.

MONARCH FUNDS

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Monarch Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Daily Assets Treasury Fund, Daily Assets Government Fund and Daily Assets Cash Fund (collectively, the “Funds”), each a series of the Monarch Funds, as of August 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each year in the two-year period then ended and the financial highlights for each year in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Daily Assets Treasury Fund, Daily Assets Government Fund and Daily Assets Cash Fund as of August 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each year in the two-year period then ended and the financial highlights for each year in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Columbus, Ohio

October 28, 2008

MONARCH FUNDS

Schedule of Investments - Daily Assets Treasury Fund

August 31, 2008

Face Amount	Security Description	Rate	Maturity	Value
	U.S. Treasury Obligations# - 61.1%
$40,000,000	U.S. Treasury Bills	1.42%	09/04/08	$39,995,334
30,000,000	U.S. Treasury Bills	1.90	09/15/08	29,977,833

	Total U.S. Treasury Obligations			69,973,167

Shares
	Money Market Fund - 0.3%
331,000	Dreyfus Treasury Prime Cash Management Fund	1.73		331,000

	Repurchase Agreements - 38.6%
22,150,000	Deutsche Bank Securities, Inc., dated 08/29/08, to be repurchased at $22,154,971; (Fully Collateralized by a U.S. Government Treasury Obligation, 9.25%, 2/15/16, market value $22,535,459)	2.12	09/02/08	22,150,000
22,000,000	Merrill Lynch & Co., Inc., dated 08/29/08, to be repurchased at $22,004,644; (Fully Collateralized by a U.S. Government Treasury Obligation, 8.75%, 5/15/17, market value $22,443,526)	1.90	09/02/08	22,000,000

	Total Repurchase Agreements			44,150,000

	Total Investments at Amortized Cost* - 100.0%			$114,454,167
	Other Assets and Liabilities, Net - 0.0%			(780)

	NET ASSETS - 100.0%			$114,453,387

	Portfolio Holdings

	% of Net Assets
	U.S. Treasury Obligations	61.1%
	Money Market Fund	0.3%
	Repurchase Agreements	38.6%

		100.0%

	# Rates shown are annualized yields at time of purchase. * Cost for federal income tax purposes is the same as for financial statement purposes.

See Notes to Financial Statements.

MONARCH FUNDS

Schedule of Investments - Daily Assets Government Fund

August 31, 2008

Face Amount	Security Description	Rate	Maturity	Value
	U.S. Government Securities# - 87.0%
	Government Bond - 87.0%
$200,000,000	Federal Home Loan Bank - Discount Note	2.28%	09/10/08	$199,887,250
25,000,000	Federal Home Loan Bank - Discount Note	2.40	10/01/08	24,950,208
25,000,000	Federal Home Loan Bank - Discount Note	2.48	10/15/08	24,926,667
105,000,000	Federal Home Loan Bank - Discount Note	2.43	10/27/08	104,614,922
25,000,000	Federal Home Loan Bank - Discount Note	2.47	10/31/08	24,900,375

	Total U.S. Government Securities			379,279,422

	Repurchase Agreements - 12.4%
7,524,000	Bank of America Securities, dated 08/29/08, to be repurchased at $7,525,714; (Fully collateralized by various U.S. Government Agency Obligations, 0.00% - 6.00%, 11/25/27 - 8/01/36, market value $7,672,499)	2.05	09/02/08	7,524,000
46,370,000	Deutsche Bank Securities, Inc., dated 08/29/08, to be repurchased at $46,381,026; (Fully collateralized by a U.S. Government Agency Obligation, 0.00%, 5/01/37, market value $47,297,400)	2.14	09/02/08	46,370,000

	Total Repurchase Agreements			53,894,000

Shares
	Money Market Fund - 0.7%
2,985,000	Dreyfus Government Cash Management Fund	2.07		2,985,000

	Total Investments at Amortized Cost* - 100.1%			$436,158,422
	Other Assets and Liabilities, Net - (0.1%)			(313,197)

	NET ASSETS - 100.0%			$435,845,225

	Portfolio Holdings
	% of Net Assets
	U.S. Government Securities	87.0%
	Repurchase Agreements	12.4%
	Money Market Fund	0.7%
	Other Assets and Liabilities, Net	(0.1%)

		100.0%

	# Rates shown are annualized yields at time of purchase. * Cost for federal income tax purposes is the same as for financial statement purposes.

See Notes to Financial Statements.

MONARCH FUNDS

Schedule of Investments - Daily Assets Cash Fund

August 31, 2008

Face Amount	Security Description	Rate	Maturity	Value
	Certificates of Deposit+ - 5.0%
$25,000,000	Comerica Bank	3.03%	10/02/08	$25,000,000
5,000,000	Comerica Bank	3.01	10/22/08	5,000,328

	Total Certificates of Deposit			30,000,328

	Commercial Paper# - 4.2%
25,000,000	Citigroup Funding	2.42	09/18/08	24,971,431

	Corporate Notes+ - 11.4%
3,000,000	Goldman Sachs Group, Inc.	2.89	11/10/08	2,995,612
30,000,000	Goldman Sachs Group, Inc.	2.26	11/14/08	29,974,199
35,000,000	IBM Corp.^	2.42	09/02/08	34,999,826

	Total Corporate Notes			67,969,637

	U.S. Government Securities# - 51.8%
125,000,000	Federal Home Loan Bank - Discount Note	2.29	09/10/08	124,929,188
25,000,000	Federal Home Loan Bank - Discount Note	2.40	10/01/08	24,950,208
130,000,000	Federal Home Loan Bank - Discount Note	2.45	10/27/08	129,520,033
30,000,000	Federal Home Loan Bank - Discount Note	2.46	11/03/08	29,871,375

	Total U.S. Government Securities			309,270,804

Shares
	Money Market Fund - 4.9%
29,264,000	Dreyfus Cash Management Fund	2.62		29,264,000

	Repurchase Agreements - 22.7%
16,331,000	Bank of America Securities, dated 08/29/08, to be repurchased at $16,334,720; (Fully collateralized by a U.S. Government Agency Obligation, 6.00%, 8/01/36, market value $16,373,568)	2.05	09/02/08	16,331,000
79,180,000	Deutsche Bank Securities, Inc., dated 08/29/08, to be repurchased at $79,198,827; (Fully collateralized by various U.S. Government Agency Obligations, 5.00% - 7.00%, 2/01/12 - 7/01/38, market value $80,407,105)	2.14	09/02/08	79,180,000
40,000,000	Merrill Lynch, dated 08/29/08, to be repurchased at $40,009,333; (Fully collateralized by various U.S. Government Agency Obligations, 5.50%, 2/15/38 - 6/20/38, market value $40,802,958)	2.10	09/02/08	40,000,000

	Total Repurchase Agreements			135,511,000

	Total Investments at Amortized Cost* - 100.0%			$596,987,200
	Other Assets and Liabilities, Net - 0.0%			(54,023)

	NET ASSETS - 100.0%			$596,933,177

	Portfolio Holdings
	% of Net Assets
	Certificates of Deposit	5.0%
	Commercial Paper	4.2%
	Corporate Notes	11.4%
	U.S. Government Securities	51.8%
	Money Market Fund	4.9%
	Repurchase Agreements	22.7%

		100.0%

+      Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to next readjustment. The interest rates shown reflect the rate in effect on August 31, 2008.

#      Rates shown are annualized yields at time of purchase.

*      Cost for federal income tax purposes is the same as for financial statement purposes.

^      Fair-valued security as of August 31, 2008.

See Notes to Financial Statements.

MONARCH FUNDS

Statements of Assets and Liabilities

August 31, 2008

	Daily Assets Treasury Fund	Daily Assets Government Fund	Daily Assets Cash Fund
Assets
Investments:
Securities at amortized cost	$70,304,167	$382,264,422	$461,476,200
Repurchase agreements	44,150,000	53,894,000	135,511,000
Cash	88,194	38,216	—
Receivables:
Dividends	2,587	5,852	63,600
Interest	7,397	9,555	271,992
Prepaid expenses and other assets	12,650	22,962	55,638

Total Assets	114,564,995	436,235,007	597,378,430

Liabilities
Payables:
Dividends	2,034	21,623	90,936
Due to Custodian	—	—	24,233
Accrued expenses:
Payable to adviser	4,092	15,591	18,434
Other expenses and other liabilities	105,482	352,568	311,650

Total Liabilities	111,608	389,782	445,253

Net Assets	$114,453,387	$435,845,225	$596,933,177

Components of Net Assets
Paid-in capital	$114,442,399	$435,849,482	$596,889,146
Undistributed (distributions in excess of) net investment income	7,880	(17,538)	1,501
Accumulated net realized gain (loss)	3,108	4,579	42,530

Net Assets	$114,453,387	$435,845,225	$596,933,177

Net Assets by Class of Shares
Preferred Shares	$—	$53,294,456	$46,793,916
Universal Shares	—	71,449,045	66,295,450
Institutional Service Shares	24,498,545	45,878,835	92,363,874
Institutional Shares	—	77,843,485	150,260,588
Investor Shares	89,954,842	187,379,404	236,339,709
B Shares	—	—	891,568
C Shares	—	—	3,988,072

Net Assets	$114,453,387	$435,845,225	$596,933,177

Shares of Beneficial Interest for each Class of Shares
Preferred Shares	—	53,291,399	46,784,392
Universal Shares	—	71,487,572	66,298,632
Institutional Service Shares	24,491,896	45,874,649	92,358,961
Institutional Shares	—	77,834,040	150,241,500
Investor Shares	89,949,264	187,361,003	236,325,072
B Shares	—	—	891,433
C Shares	—	—	3,987,470

Net Asset Value Per Share (Offering and Redemption Price per Share) for each Class of Shares	$1.00	$1.00	$1.00

See Notes to Financial Statements.

MONARCH FUNDS

Statements of Operations

Year Ended August 31, 2008

	Daily Assets Treasury Fund	Daily Assets Government Fund	Daily Assets Cash Fund
Investment Income:
Interest income	$2,385,656	$13,399,727	$23,215,039
Dividend income	44,883	133,742	790,186

Total Investment Income	2,430,539	13,533,469	24,005,225

Expenses:
Investment adviser fees	34,909	155,945	237,824
Administrator fees
Preferred Shares	—	64,847	95,506
Universal Shares	—	64,767	112,231
Institutional Service Shares	24,354	55,728	83,805
Institutional Shares	—	100,851	147,853
Investor Shares	76,654	165,120	245,981
B Shares	—	—	25,709
C Shares	—	—	28,125
Shareholder service fees
Institutional Service Shares	44,284	101,323	152,373
Institutional Shares	—	183,366	268,824
Investor Shares	139,366	300,220	447,239
B Shares	—	—	941
C Shares	—	—	4,287
Distribution fees
Investor Shares	174,207	375,273	559,045
B Shares	—	—	2,823
C Shares	—	—	12,862
Transfer agency fees
Preferred Shares	—	15,964	14,593
Universal Shares	—	49,025	69,962
Institutional Service Shares	37,705	64,919	91,502
Institutional Shares	—	202,704	286,413
Investor Shares	175,606	323,830	448,991
B Shares	—	—	19,510
C Shares	—	—	25,727
Custodian fees	9,182	41,027	62,654
Compliance services fees	8,817	3,231	7,347
Legal fees	11,492	20,807	30,490
Audit fees	29,270	31,163	35,217
Accountant fees	51,000	99,000	123,000
Registration fees	20,556	31,846	73,189
Trustees’ fees and expenses	10,736	29,122	68,855
Miscellaneous expenses	8,286	37,961	12,681

Total Expenses	856,424	2,518,039	3,795,559
Expenses reimbursed and fees waived	(176,218)	(321,695)	(467,108)

Net Expenses	680,206	2,196,344	3,328,451

Net Investment Income	1,750,333	11,337,125	20,676,774

Net Realized Gain on Investments	3,108	13,280	43,100

Increase in Net Assets from Operations	$1,753,441	$11,350,405	$20,719,874

See Notes to Financial Statements.

MONARCH FUNDS

Statements of Changes in Net Assets

	Daily Assets Treasury Fund
	Year Ended August 31, 2008	Year Ended August 31, 2007
Operations
Net investment income	$1,750,333	$3,540,918
Net realized gain on investments	3,108	8,496

Increase in Net Assets from Operations	1,753,441	3,549,414

Distributions to Shareholders from
Net investment income--Institutional Service Shares	(416,416)	(704,968)
Net investment income--Investor Shares	(1,334,544)	(2,835,952)

Total Distributions to Shareholders	(1,750,960)	(3,540,920)

Capital Share Transactions (in dollars and shares)
Sale of shares--Institutional Service Shares	96,238,063	59,251,693
Sale of shares--Investor Shares	1,092,047,996	1,099,309,749
Reinvestment of distributions--Institutional Service Shares	371,439	543,453
Reinvestment of distributions--Investor Shares	1,348,448	2,818,966
Redemption of shares--Institutional Service Shares	(80,879,642)	(66,160,159)
Redemption of shares--Investor Shares	(1,069,429,905)	(1,094,960,263)

Increase from Capital Transactions	39,696,399	803,439

Increase in Net Assets	39,698,880	811,933

Net Assets
Beginning of Period	74,754,507	73,942,574

End of Period	$114,453,387	$74,754,507

Undistributed Net Investment Income	$7,880	$11

See Notes to Financial Statements.

MONARCH FUNDS

Statements of Changes in Net Assets

	Daily Assets Government Fund		Daily Assets Cash Fund
	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2008	Year Ended August 31, 2007
Operations
Net investment income	$11,337,125	$18,989,271	$20,676,774	$28,453,678
Net realized gain on investments	13,280	14,150	43,100	13,702

Increase in Net Assets from Operations	11,350,405	19,003,421	20,719,874	28,467,380

Distributions to Shareholders from
Net investment income--Preferred Shares	(2,270,272)	(6,134,632)	(3,385,929)	(8,193,071)
Net investment income--Universal Shares	(1,793,494)	(3,713,783)	(4,045,840)	(3,734,857)
Net investment income--Institutional Service Shares	(1,404,314)	(1,582,715)	(2,385,817)	(2,804,839)
Net investment income--Institutional Shares	(2,532,166)	(3,564,712)	(4,018,014)	(4,615,665)
Net investment income--Investor Shares	(3,336,847)	(3,996,725)	(6,781,191)	(9,062,066)
Net investment income--B Shares	—	—	(11,443)	(8,381)
Net investment income--C Shares	—	—	(48,540)	(33,052)

Total Distributions to Shareholders	(11,337,093)	(18,992,567)	(20,676,774)	(28,451,931)

Capital Share Transactions (in dollars and shares)
Sale of shares--Preferred Shares	238,438,946	1,242,343,346	831,631,603	1,479,999,002
Sale of shares--Universal Shares	553,886,869	463,703,586	705,046,707	711,452,056
Sale of shares--Institutional Service Shares	386,963,025	223,481,697	532,479,312	367,725,335
Sale of shares--Institutional Shares	765,580,893	742,566,876	962,301,931	1,049,036,474
Sale of shares--Investor Shares	1,645,721,239	1,233,465,393	2,783,595,857	2,852,482,706
Sale of shares--B Shares	—	—	918,394	499,657
Sale of shares--C Shares	—	—	5,941,217	2,505,898
Reinvestment of distributions--Preferred Shares	2,270,239	5,634,900	1,359,160	4,167,357
Reinvestment of distributions--Universal Shares	1,808,291	3,699,021	3,752,342	3,352,850
Reinvestment of distributions--Institutional Service Shares	1,404,090	1,575,394	2,380,488	2,797,725
Reinvestment of distributions--Institutional Shares	2,281,513	3,162,004	3,906,606	4,427,997
Reinvestment of distributions--Investor Shares	3,329,701	3,984,410	6,366,682	8,420,806
Reinvestment of distributions--B Shares	—	—	11,442	8,381
Reinvestment of distributions--C Shares	—	—	48,536	33,051
Redemption of shares--Preferred Shares	(327,586,713)	(1,219,729,132)	(855,557,686)	(1,516,318,866)
Redemption of shares--Universal Shares	(513,379,790)	(480,793,053)	(745,339,811)	(690,668,285)
Redemption of shares--Institutional Service Shares	(379,971,661)	(234,450,705)	(497,298,614)	(370,491,479)
Redemption of shares--Institutional Shares	(764,926,396)	(744,668,649)	(920,386,747)	(1,048,368,336)
Redemption of shares--Investor Shares	(1,562,344,152)	(1,204,536,860)	(2,790,631,613)	(2,831,373,592)
Redemption of shares--B Shares	—	—	(528,590)	(340,991)
Redemption of shares--C Shares	—	—	(3,696,658)	(1,712,222)

Increase from Capital Transactions	53,476,094	39,438,228	26,300,558	27,635,524

Increase in Net Assets	53,489,406	39,449,082	26,343,658	27,650,973

Net Assets
Beginning of Period	382,355,819	342,906,737	570,589,519	542,938,546

End of Period	$435,845,225	$382,355,819	$596,933,177	$570,589,519

Undistributed (Distributions in Excess of) Net Investment Income	$(17,538)	$(31,721)	$1,501	$1,501

See Notes to Financial Statements.

MONARCH FUNDS

Financial Highlights

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

	Selected Data for a Single Share							Total Return	Net Assets at End of Period (000’s)	Ratios/Supplemental Data
Year Ended August 31, (except as noted)	Beginning Net Asset Value Per Share	Net Investment Income		Net Realized Gain (Loss) on Investments		Distributions from Net Investment Income	Ending Net Asset Value Per Share			Ratio of Average Net Assets(a)
										Net Expenses	Gross Expenses(c)	Net Investment Income

Daily Assets Treasury Fund

Institutional Service Shares(d)
2008	$1.00	$0.02	(e)	—	(f)	$(0.02)	$1.00	2.40%	$24,499	0.45%	0.76%	1.88%
2007	1.00	0.05	(e)	—	(f)	(0.05)	1.00	4.79%	8,768	0.45%	0.71%	4.71%
2006	1.00	0.04	(e)	—		(0.04)	1.00	4.06%	15,131	0.45%	0.82%	4.01%
2005	1.00	0.02	(e)	—	(f)	(0.02)	1.00	2.03%	11,876	0.45%	0.69%	1.92%
2004	1.00	0.01		—		(0.01)	1.00	0.59%	15,552	0.45%	0.56%	0.57%

Investor Shares
2008	1.00	0.02	(e)	—	(f)	(0.02)	1.00	2.01%	89,955	0.83%	0.98%	1.92%
2007	1.00	0.04	(e)	—	(f)	(0.04)	1.00	4.39%	65,987	0.84%	1.02%	4.30%
2006	1.00	0.04	(e)	—		(0.04)	1.00	3.65%	58,811	0.84%	1.02%	3.61%
2005	1.00	0.02	(e)	—	(f)	(0.02)	1.00	1.64%	46,946	0.84%	0.97%	1.61%
2004	1.00	—	(f)	—		— (f)	1.00	0.20%	56,217	0.84%	0.89%	0.18%

Daily Assets Government Fund

Preferred Shares
2008	1.00	0.03	(e)	—	(f)	(0.03)	1.00	3.33%	53,294	0.12%	0.23%	3.85%
2007	1.00	0.05	(e)	—	(f)	(0.05)	1.00	5.35%	140,173	0.12%	0.23%	5.22%
2006	1.00	0.04	(e)	—		(0.04)	1.00	4.57%	111,921	0.12%	0.18%	4.34%
2005	1.00	0.02	(e)	—		(0.02)	1.00	2.52%	21,316	0.12%	0.18%	2.56%
2004	1.00	0.01		—	(f)	(0.01)	1.00	1.04%	23,386	0.12%	0.18%	1.06%

Universal Shares
2008	1.00	0.03	(e)	—	(f)	(0.03)	1.00	3.25%	71,449	0.20%	0.31%	3.04%
2007	1.00	0.05	(e)	—	(f)	(0.05)	1.00	5.26%	29,134	0.20%	0.31%	5.14%
2006	1.00	0.04	(e)	—		(0.04)	1.00	4.49%	42,523	0.20%	0.30%	4.36%
2005	1.00	0.02	(e)	—		(0.02)	1.00	2.43%	24,779	0.20%	0.25%	2.12%
2004	1.00	0.01		—	(f)	(0.01)	1.00	0.96%	113,881	0.20%	0.26%	0.95%

Institutional Service Shares
2008	1.00	0.03	(e)	—	(f)	(0.03)	1.00	2.99%	45,879	0.45%	0.54%	2.78%
2007	1.00	0.05	(e)	—	(f)	(0.05)	1.00	5.01%	37,480	0.45%	0.57%	4.89%
2006	1.00	0.04	(e)	—		(0.04)	1.00	4.23%	46,873	0.45%	0.51%	4.20%
2005	1.00	0.02	(e)	—		(0.02)	1.00	2.18%	55,420	0.45%	0.50%	2.10%
2004	1.00	—	(f)	—	(f)	— (f)	1.00	0.71%	55,142	0.45%	0.51%	0.69%

Institutional Shares
2008	1.00	0.03	(e)	—	(f)	(0.03)	1.00	2.87%	77,843	0.57%	0.65%	2.76%
2007	1.00	0.05	(e)	—	(f)	(0.05)	1.00	4.88%	74,905	0.57%	0.67%	4.78%
2006	1.00	0.04	(e)	—		(0.04)	1.00	4.11%	73,843	0.57%	0.61%	4.03%
2005	1.00	0.02	(e)	—		(0.02)	1.00	2.06%	56,843	0.57%	0.61%	2.05%
2004	1.00	0.01		—	(f)	(0.01)	1.00	0.59%	73,575	0.57%	0.62%	0.58%

Investor Shares
2008	1.00	0.03	(e)	—	(f)	(0.03)	1.00	2.59%	187,379	0.84%	0.89%	2.23%
2007	1.00	0.05	(e)	—	(f)	(0.05)	1.00	4.60%	100,663	0.84%	0.91%	4.50%
2006	1.00	0.04	(e)	—		(0.04)	1.00	3.83%	67,747	0.84%	0.88%	3.80%
2005	1.00	0.02	(e)	—		(0.02)	1.00	1.78%	62,560	0.84%	0.87%	1.74%
2004	1.00	0.01		—	(f)	(0.01)	1.00	0.32%	64,028	0.84%	0.86%	0.32%

See Notes to Financial Statements.

MONARCH FUNDS

Financial Highlights

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

	Selected Data for a Single Share							Total Return(b)	Net Assets at End of Period (000’s)	Ratios/Supplemental Data
Year Ended August 31, (except as noted)	Beginning Net Asset Value Per Share	Net Investment Income		Net Realized Gain (Loss) on Investments		Distributions from Net Investment Income	Ending Net Asset Value Per Share			Ratio of Average Net Assets(a)
										Net Expenses	Gross Expenses(c)	Net Investment Income

Daily Assets Cash Fund

Preferred Shares
2008	$1.00	$0.04	(e)	$—	(f)	$(0.04)	$1.00	3.64%	$46,794	0.11%	0.21%	3.91%
2007	1.00	0.05	(e)	—	(f)	(0.05)	1.00	5.37%	69,354	0.12%	0.23%	5.24%
2006	1.00	0.05	(e)	—	(f)	(0.05)	1.00	4.56%	101,504	0.12%	0.23%	4.61%
2005	1.00	0.03	(e)	(0.01)		(0.02)	1.00	2.49%	39,746	0.12%	0.32%	2.64%
2004	1.00	0.01		—	(f)	(0.01)	1.00	1.04%	19,166	0.12%	0.31%	1.06%

Universal Shares
2008	1.00	0.04	(e)	—	(f)	(0.04)	1.00	3.56%	66,295	0.20%	0.28%	3.96%
2007	1.00	0.05	(e)	—	(f)	(0.05)	1.00	5.29%	102,838	0.20%	0.30%	5.16%
2006	1.00	0.04	(e)	—	(f)	(0.04)	1.00	4.48%	78,698	0.20%	0.29%	4.41%
2005	1.00	0.02	(e)	—	(f)	(0.02)	1.00	2.41%	39,274	0.20%	0.34%	2.32%
2004	1.00	0.01		—	(f)	(0.01)	1.00	0.96%	35,892	0.20%	0.27%	0.94%

Institutional Service Shares
2008	1.00	0.03	(e)	—	(f)	(0.03)	1.00	3.30%	92,364	0.45%	0.51%	3.13%
2007	1.00	0.05	(e)	—	(f)	(0.05)	1.00	5.02%	54,799	0.45%	0.54%	4.91%
2006	1.00	0.04	(e)	—	(f)	(0.04)	1.00	4.22%	54,766	0.45%	0.56%	4.27%
2005	1.00	0.02	(e)	—	(f)	(0.02)	1.00	2.15%	27,137	0.45%	0.60%	2.04%
2004	1.00	0.01		—	(f)	(0.01)	1.00	0.71%	26,423	0.45%	0.54%	0.71%

Institutional Shares
2008	1.00	0.03	(e)	—	(f)	(0.03)	1.00	3.17%	150,261	0.57%	0.62%	3.00%
2007	1.00	0.05	(e)	—	(f)	(0.05)	1.00	4.90%	104,420	0.57%	0.63%	4.79%
2006	1.00	0.04	(e)	—	(f)	(0.04)	1.00	4.10%	99,321	0.57%	0.65%	4.16%
2005	1.00	0.02	(e)	—	(f)	(0.02)	1.00	2.03%	56,650	0.57%	0.68%	1.97%
2004	1.00	0.01		—	(f)	(0.01)	1.00	0.59%	95,985	0.57%	0.63%	0.59%

Investor Shares
2008	1.00	0.03	(e)	—	(f)	(0.03)	1.00	2.89%	236,340	0.84%	0.87%	3.04%
2007	1.00	0.05	(e)	—	(f)	(0.05)	1.00	4.62%	236,993	0.84%	0.89%	4.52%
2006	1.00	0.04	(e)	—	(f)	(0.04)	1.00	3.82%	207,458	0.84%	0.88%	3.76%
2005	1.00	0.02	(e)	—	(f)	(0.02)	1.00	1.76%	236,742	0.84%	0.91%	1.71%
2004	1.00	—	(f)	—	(f)	— (f)	1.00	0.32%	394,665	0.84%	0.87%	0.32%

B Shares
2008	1.00	0.02	(e)	—	(f)	(0.02)	1.00	2.07%	892	1.64%	10.22%	1.79%
2007	1.00	0.04	(e)	—	(f)	(0.04)	1.00	3.78%	490	1.65%	21.75%	3.72%
2006	1.00	0.03	(e)	—	(f)	(0.03)	1.00	2.99%	323	1.65%	48.98%	3.39%
2005(g)	1.00	0.01	(e)	—	(f)	(0.01)	1.00	0.92%	30	1.65%	161.82%	1.20%

C Shares
2008	1.00	0.02	(e)	—	(f)	(0.02)	1.00	2.07%	3,988	1.64%	3.62%	1.72%
2007	1.00	0.04	(e)	—	(f)	(0.04)	1.00	3.78%	1,694	1.65%	6.59%	3.71%
2006	1.00	0.03	(e)	—	(f)	(0.03)	1.00	2.99%	868	1.65%	15.85%	3.50%
2005(g)	1.00	0.01	(e)	—	(f)	(0.01)	1.00	0.93%	36	1.64%	158.38%	1.23%

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Reflects the expense ratio excluding any waivers and/or reimbursements.
(d)	On April 23, 2003, Institutional Shares were renamed Institutional Service Shares.
(e)	Calculated based on average shares outstanding during the period.
(f)	Less than $0.01 per share.
(g)	See Note 1 for dates of commencement of operations.

See Notes to Financial Statements.

MONARCH FUNDS

Notes to Financial Statements

August 31, 2008

Note 1.  Summary of Organization

Monarch Funds (the “Trust”) is a Massachusetts business trust registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “Act”). The Trust consists of three diversified investment portfolios listed below (each a “Fund” and collectively the “Funds”). The Funds are authorized under the Trust’s Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. The Funds and classes offered as of August 31, 2008, and the dates on which they commenced operations were as follows:

Fund	Share Class	Commencement of Operations
Daily Assets Treasury Fund	Institutional Service Shares	July 12, 1993
	Investor Shares	October 25, 1995
Daily Assets Government Fund	Preferred Shares	August 10, 2001
	Universal Shares	October 29, 1992
	Institutional Service Shares	June 9, 2003
	Institutional Shares	July 15, 1993
	Investor Shares	December 30, 1999
Daily Assets Cash Fund	Preferred Shares	August 10, 2001
	Universal Shares	December 1, 1992
	Institutional Service Shares	June 9, 2003
	Institutional Shares	July 15, 1993
	Investor Shares	June 16, 1995
	B Shares	November 22, 2004
	C Shares	November 17, 2004

Note 2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with the accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation  Generally, each Fund determines its net asset value per share as of 4:00 p.m., Eastern time, on each Fund business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment’s maturity.

Repurchase Agreements  Each Fund may invest in repurchase agreements. Each Fund, through its custodian, receives delivery of the underlying collateral, whose value always exceeds or equals the repurchase price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent bank. The Funds’ investment adviser is responsible for determining the value of the underlying collateral. In the event of default, a Fund may have difficulties with the disposition of any such securities held as collateral.

Expense Allocation  The Trust is comprised of three Funds, and it accounts separately for the assets, liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds in proportion to each Fund’s average daily net assets. Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds’ class-specific expenses include administration fees, transfer agency fees and certain expenses determined by the Board of Trustees of the Trust (“Board”). The Board has determined the following expenses to be class specific: Legal, Audit, Registration, Shareholder reporting, Trustees’ fees and expenses, Printing, expenses incurred in connection with shareholder meetings, and certain fees subject to Board approval. Institutional Service Shares, Institutional Shares, Investor Shares, B Shares and C Shares incur shareholder servicing fees and Investor Shares, B Shares and C Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

MONARCH FUNDS

Notes to Financial Statements

August 31, 2008

Securities Transactions, Dividend and Interest Income and Realized Gain and Loss  Securities transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost.

Federal Taxes  Each Fund intends to continue to qualify each year as a regulated investment company and distribute all its net investment income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. As of and during the period ended August 31, 2008, the Trust did not have a liability for any unrecognized tax expenses. The Trust recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2008, tax years 2005 through 2008 remain subject to examination by the Trust’s major tax jurisdictions, which include the United States of America and the state of Massachusetts.

Distributions to Shareholders  Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.

New Accounting Pronouncements  In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS No. 157), “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of August 31, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Restricted Securities  The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or, if the securities are registered, to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by the Funds is included in the Schedule of Investments.

Note 3.  Investment Advisory and Other Services

Investment Adviser  Monarch Investment Advisors, LLC (the “Adviser”), is the investment adviser of each Fund. The Adviser receives an advisory fee from Daily Assets Treasury Fund, Daily Assets Government Fund, and Daily Assets Cash Fund based upon the total average daily net assets of the combined Funds (“Total Fund Assets”) that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Fund Assets, 0.04% of the next $300 million of Total Fund Assets and 0.03% of the remaining Total Fund Assets.

Administration and Other Services  Citi Fund Services, LLC (“Citi”), provides certain administration, portfolio accounting and transfer agency services to the Fund.

Shareholder Services  The Funds pay a shareholder servicing fee at an annual rate of 0.20% of the average daily net assets attributable to Institutional Service Shares, Institutional Shares and Investor Shares of each Fund and 0.25% of the average daily net assets attributable to B Shares and C Shares of Daily Assets Cash Fund. These fees are paid to various financial institutions that provide shareholder services.

MONARCH FUNDS

Notes to Financial Statements

August 31, 2008

Distributor  Foreside Fund Services, LLC is the Trust’s distributor (the “Distributor”). Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Trust pays the Distributor a distribution fee at an annual rate of 0.25% of the average daily net assets of Investor Shares of each Fund and 0.75% of the average daily net assets of B Shares and C Shares of Daily Assets Cash Fund. The Distributor pays some or all of these fees to various financial institutions that provide distribution services for these share classes. The plan obligates the Funds to pay the Distributor as compensation for its services. The Distributor is not affiliated with Citi or its affiliated companies.

Under a Compliance Services Agreement with the Trust, an affiliate of the Distributor Foreside Compliance Services provides a Chief Compliance Officer to the Trust as well as certain additional compliance support functions.

Note 4.  Waiver of Fees/Reimbursement of Expenses

Citi voluntarily waived a portion of their fees and assumed certain expenses of the Funds. Voluntary waivers may be reduced, increased, or eliminated at any time. Expenses waived or reimbursed may not be recovered in subsequent periods. For the year ended August 31, 2008 fees waived and expenses reimbursed for each of the funds were as follows:

	Daily Assets Treasury Fund	Daily Assets Government Fund	Daily Assets Cash Fund
Administration	$86,603	$273,806	$369,763
Shareholder Service	—	7,503	—
Transfer Agency	—	22,306	—
Portfolio Accounting	53,622	—	—
Reimbursed Expenses by Citigroup	35,993	18,080	97,345

Total	$176,218	$321,695	$467,108

Note 5.  Fund Closure

On June 13, 2008, the Board approved a plan to liquidate and terminate the Daily Assets Government Obligations Fund, upon recommendation of the Adviser. The Adviser did not believe that it could continue to conduct the business and operations of the Fund in an economically efficient manner following the recent notice of redemption of shares by the Fund’s largest shareholder, reducing the Fund’s size and economies of scale. As such, the Board concluded that it would be in the best interests of the Fund and its shareholders to liquidate and terminate the Fund. Subsequently, full liquidation of the Fund occurred on August 1, 2008.

Note 6.  Federal Income Tax and Investment Transactions

As of August 31, 2008, distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total
Daily Assets Treasury Fund	$13,022	$—	$13,022
Daily Assets Government Fund	8,663	8,702	17,365
Daily Assets Cash Fund	134,967	—	134,967

The tax character of distributions paid during 2008 and 2007 were as follows:

	Ordinary Income		Long Term
	2008	2007	2008	2007
Daily Assets Treasury Fund	$1,750,960	$3,540,920	$—	$—
Daily Assets Government Fund	11,334,193	18,992,567	2,900	—
Daily Assets Cash Fund	20,676,774	28,451,931	—	—

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (FIN 48), was issued. The Funds implemented the provisions of FIN 48, which prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken in a tax return. As of August 31, 2008, Fund management has determined that the Funds did not have any unrecognized tax benefits as a result of tax positions taken in the current or prior periods that would require reporting under FIN 48.

MONARCH FUNDS

Notes to Financial Statements

August 31, 2008

Note 7.   Concentration

The shareholders through a certain intermediary represent a significant portion of the Funds’ overall shareholders. In the event the relationship between the Funds and the intermediary were to terminate, this would significantly impact the Funds’ net assets and results of operations.

Note 8.   Subsequent Events

The broad financial markets continued to struggle during the period subsequent to year end amid high volatility, tighter credit, slower economic growth and rising inflationary pressures. These market conditions have adversely affected a wide range of financial firms. The Federal Reserve (the “Fed”) has acted to seek to calm credit markets and increase confidence in the U.S. economy. Some of the steps the Fed has taken are expanded lending programs, provided foreign central banks the U.S. dollars needed to meet demand from their commercial banks, pledged hundreds of billions of dollars to capital constrained financial institutions and reduced the federal funds rate. In addition, a $700 billion dollar financial rescue plan introduced by President George W. Bush was passed by the House and Senate.

In response to concerns that the current financial crisis is beginning to affect historically safe assets, the U.S. Treasury Department announced a massive program to shore up the money market fund industry.

With approval from The Board of Trustees of the Monarch Funds, the Daily Assets Cash Fund applied to participate and was accepted in the Temporary Guarantee Program for Money Market Funds (the “Program”).

The initial term of the Program expires on December 18, 2008. The Program may be extended at the sole discretion of the Treasury until September 18, 2009.

In order to participate in the Program through December 18, 2008, the Fund will pay an amount equal to 0.01% of the net asset value (“NAV”) of the Fund as of September 19, 2008. If the Program is extended and the Fund is eligible to, and does, participate in any Program extension, payment of an additional fee will be required. The Fund is responsible for payment of these fees, and the fees will not be subject to any expense limitation or reimbursement agreement.

Under the Program, Treasury will guarantee the share price of shares of the Fund outstanding as of September 19, 2008 (“Covered Shares”) at $1.00 per share if the Fund’s NAV falls below $0.995 (a “Guarantee Event”). Fund shares added to an existing account or purchased for a new account after the close of business on September 19, 2008 will not be covered by the Program. The Program provides a guarantee for lesser of (a) the number of shares owned by the shareholder at the close of September 19, 2008, or (b) the number of shares owned by the shareholder on the date of a Guarantee Event.

Recovery under the Program is subject to certain terms and conditions, including the following:

1. The Guarantee Event occurs during the term of the Program.

2. The Fund liquidates following a Guarantee Event that is not cured. Under these circumstances, Fund shareholders will receive under the Program, with respect to Fund shares covered by the Program, any difference between the amount received (in cash or through in-kind distributions) from the Fund in connection with the liquidation and $1.00 per Fund share.

3. There are funds still available in the Federal Exchange Stabilization Fund (currently approximately $50 billion) at the time of the Guarantee Event.

MONARCH FUNDS

Additional Information (Unaudited)

August 31, 2008

Proxy Voting Guidelines – A description of the policies and procedures the Funds use to determine how to vote as a shareholder of the companies whose securities are held in the Funds’ portfolio is available, without charge and upon request, by calling 800-754-8757. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov. For the most recent twelve months ended June 30, the Funds did not own any securities for which a shareholder meeting was called and voted on.

Availability of Quarterly Portfolio Schedule – The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Federal Tax Status of Dividends Declared during the Fiscal Year

For Federal income tax purposes, all of the income dividends paid by each Fund for the tax year ended August 31, 2008 were ordinary income for federal income tax purposes. The percentage of ordinary income distributions designated as Qualifying Interest Income exempt from U.S. tax for foreign shareholders (“QII”) is presented below.

QII
Daily Assets Treasury Fund	97.33%
Daily Assets Government Fund	98.88
Daily Assets Cash Fund	95.83

Shareholder Expenses Example – As a shareholder of the Monarch Funds, you incur two types of costs – (1) transaction costs, including sales charges (load’s) on redemptions and (2) ongoing costs, including management fees, 12b-1 distribution and/or service fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Monarch Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2008 through August 31, 2008.

Actual Expenses – The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example – The table below provides information about hypothetical account values and hypothetical expenses based on each Monarch Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Monarch Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

MONARCH FUNDS

Additional Information (Unaudited)

August 31, 2008

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period*	Annualized Expense Ratio
Daily Assets Treasury Fund

Institutional Service Shares
Actual Return	$1,000.00	$1,007.00	$2.27	0.45%
Hypothetical Return	$1,000.00	$1,022.87	$2.29	0.45%
Investor Shares
Actual Return	$1,000.00	$1,005.10	$4.18	0.83%
Hypothetical Return	$1,000.00	$1,020.96	$4.22	0.83%

Daily Assets Government Fund

Preferred Shares
Actual Return	$1,000.00	$1,011.00	$0.61	0.12%
Hypothetical Return	$1,000.00	$1,024.53	$0.61	0.12%
Universal Shares
Actual Return	$1,000.00	$1,010.50	$1.01	0.20%
Hypothetical Return	$1,000.00	$1,024.13	$1.02	0.20%
Institutional Service Shares
Actual Return	$1,000.00	$1,009.30	$2.27	0.45%
Hypothetical Return	$1,000.00	$1,022.87	$2.29	0.45%
Institutional Shares
Actual Return	$1,000.00	$1,008.70	$2.88	0.57%
Hypothetical Return	$1,000.00	$1,022.27	$2.90	0.57%
Investor Shares
Actual Return	$1,000.00	$1,007.30	$4.24	0.84%
Hypothetical Return	$1,000.00	$1,020.91	$4.27	0.84%

Daily Assets Cash Fund

Preferred Shares
Actual Return	$1,000.00	$1,012.30	$0.61	0.12%
Hypothetical Return	$1,000.00	$1,024.53	$0.61	0.12%
Universal Shares
Actual Return	$1,000.00	$1,011.90	$1.01	0.20%
Hypothetical Return	$1,000.00	$1,024.13	$1.02	0.20%
Institutional Service Shares
Actual Return	$1,000.00	$1,010.60	$2.27	0.45%
Hypothetical Return	$1,000.00	$1,022.87	$2.29	0.45%
Institutional Shares
Actual Return	$1,000.00	$1,010.00	$2.88	0.57%
Hypothetical Return	$1,000.00	$1,022.27	$2.90	0.57%
Investor Shares
Actual Return	$1,000.00	$1,008.70	$4.24	0.84%
Hypothetical Return	$1,000.00	$1,020.91	$4.27	0.84%
B Shares
Actual Return	$1,000.00	$1,004.60	$8.31	1.65%
Hypothetical Return	$1,000.00	$1,016.84	$8.36	1.65%
C Shares
Actual Return	$1,000.00	$1,004.60	$8.31	1.65%
Hypothetical Return	$1,000.00	$1,016.84	$8.36	1.65%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

MONARCH FUNDS

Additional Information (Unaudited)

August 31, 2008

Trustees and Officers of the Trust

The Board is responsible for oversight of the management of the Trust’s business affairs and exercising all the Trust’s powers except those reserved for shareholders. The following table gives information about each Board member and certain officers of the Trust. The Trustees and officers listed below also serve in the same capacities noted below for Forum Funds with the exception of Mr. Fischer and Mr. Singer who do not serve as officers of Forum Funds. Mr. Keffer is considered an Interested Trustee due to his affiliation with a service provider to the Trust. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The addresses for all Trustees and officers is 3435 Stelzer Road, Columbus, Ohio 43219, unless otherwise indicated. Each Trustee oversees three portfolios in the Trust. Each Independent Trustee is also an Independent Trustee of Forum Funds. John Y. Keffer is an Interested Trustee/Director of Forum Funds and Wintergreen Fund, Inc., another registered open-end investment company. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (800) 754-8757.

Name and Birth Date	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Trustees
J. Michael Parish Born: 1943	Chairman of the Board; Trustee; Chairman, Compliance Committee, Nominating Committee and Qualified Legal Compliance Committee	Trustee since 1989 (Chairman since 2004)	Retired; Partner, Wolf, Block, Schorr and Solis- Cohen, LLP (law firm) 2002-2003; Partner, Thelen Reid & Priest LLP (law firm) 1995-2002.

Costas Azariadis Born: 1943	Trustee Chairman, Valuation Committee	Trustee since 1989	Professor of Economics, Washington University (effective 2006); Professor of Economics, University of California-Los Angeles 1992-2006

James C. Cheng Born: 1942	Trustee Chairman, Audit Committee	Trustee since 1989	President, Technology Marketing Associates (marketing company for small and medium sized businesses in New England) since 1991.
Interested Trustee
John Y. Keffer Born: 1942	Trustee Chairman, Contracts Committee	Trustee since 1989	Chairman, Atlantic Fund Administration, LLC since 2008; President, Forum Foundation (a charitable organization) since 2005; President, Forum Trust, LLC (a non-depository trust company) since 1997; President, Citigroup Fund Services, LLC (“Citigroup”) 2003-2005; President, Forum Financial Group, LLC (“Forum”), (a fund services company acquired by Citibank, N.A. ) 1986-2003

MONARCH FUNDS

Additional Information (Unaudited)

August 31, 2008

Name and Birth Date	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Anthony R. Fischer Born: 1948	President; Principal Executive Officer	Since 2006	Co-Chairman and President, Monarch Investment Advisors, LLC since 2006; President, Castle Asset Management, Inc. since 1992.

Jack J. Singer Born: 1944	Treasurer; Principal Financial Officer	Since 2006	Co-Chairman and Chief Executive Officer, Monarch Investment Advisors, LLC since 2006; Executive Director, Chairman and Chief Executive Officer Coronado Investment Management, LLC Since 2005, Executive Director; Forum Investment Advisors, LLC 2005-2006; Senior Managing Director, Comerica Securities, Inc. 2001-2005.

Peter W. Kronberg Born 1955	Secretary	Since 2008	Vice President, Citi Fund Services Ohio, Inc. since January 2007; Director and Counsel in the Mutual Fund Administration Group of Investors Bank & Trust, June 2005 through December 2006; in-house counsel and contract attorney for companies including financial services companies and law firms providing services to the financial services sector (1999 to 2005).

FOR MORE INFORMATION

MONARCH FUNDS

DAILY ASSETS TREASURY FUND

DAILY ASSETS GOVERNMENT FUND

DAILY ASSETS CASH FUND

MONARCH FUNDS

3435 Stelzer Road

Suite 1000

Columbus, OH 43219

(800) 754-8757

110-AT-1008

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees determined that no member of the Audit Committee is an “audit committee financial expert” as that term is defined under applicable regulatory guidelines.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $78,000 in 2007 and $57,000 in 2008.

(b) Audit-Related Fees - The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2007 and $0 in 2008.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $13,200 in 2007 and $13,200 in 2008. These services consisted of review and/or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than services reported in paragraphs (a) through (c) of this Item were $3,650 in 2007 and $0 in 2008. These services consisted of registration statement filing review.

(e) (1) The Audit Committee (“Committee”) pre-approves all audit services and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) rendered to (i) a Fund or (ii) to a Fund’s investment adviser or its affiliates that provide ongoing services to the Trust (each a “Service Provider”) if such engagement relates to the operations and financial reporting of the Trust. Pre-approval by the Committee of permissible non-audit services rendered to the Trust is not required if: (i) the aggregate amount of all such permissible non-audit services provided to the Trust constitutes not more than 5% of the total amount of revenues paid by the Trust to its auditor during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the Trust at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or its authorized delegate(s). Pre-approval by the Committee of permissible non-audit services rendered to a Service Provider is not required if the aggregate amount of all such permissible non-audit services constitutes not more than 5% of the total amount of revenues paid by the Trust and its Service Providers to the Trust’s independent auditor during the fiscal year in which the permissible non-audit services are provided.

(2) 0%

(f) Not applicable.

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $16,850 in 2007 and $13,200 in 2008. There were no fees billed in each of the Reporting Periods for non-audit services rendered by the principal accountant to the investment adviser.

(h) If the Registrant’s investment adviser has engaged the Registrant’s auditor for non-audit services and the engagement relates directly to the operations and financial reporting of the Registrant, the Audit Committee does consider such engagement in evaluating the independence of the Registrant’s auditor.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a) Included as part of report to shareholders under Item 1.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant does not accept nominees to the board of directors from shareholders.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Monarch Funds

By	/s/ Anthony R. Fischer
Anthony R. Fischer, Principal Executive Officer

Date	10/31/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Anthony R. Fischer
Anthony R. Fischer, Principal Executive Officer

Date	10/31/08

By	/s/ Jack J. Singer
Jack J. Singer, Principal Financial Officer

Date	10/29/08